Derivative liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Assumptions were used by Management to determine the Fair Value of the Derivative Liabilities

The following assumptions were used by management to determine the fair value of the derivative liabilities as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024

Expected stock price volatility	72.62% - 181.30%	104.62% - 186.74%
Risk-free annual interest rate	3.68% - 4.41%	3.99% - 5.42%
Expected life (years)	0.36 – 2.90	0.28 – 3.39
Share price	$0.15	$0.07 - $0.21

The following assumptions were used by management to determine the fair value of the derivative liabilities as of December 31, 2024 and 2023:

	2024	2023

Expected stock price volatility	104.62% - 186.74%	60.00%
Risk-free annual interest rate	3.99% - 5.42%	4.38%
Expected life (years)	0.28 – 3.39	1.44
Share price	$0.07 - $0.21	$0.33

Schedule of Derivative Liabilities and Changes in Fair Value of Derivative Liabilities

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the six months ended June 30, 2025 and the year ended December 31, 2024:

	June 30, 2025	December 31, 2024
Balance as of beginning of period	$9,007,907	$1,094,316
Change in fair value	(4,105,121)	6,113,485
Loss from extinguished liability	-	2,895,140
Conversion to common stock and warrants	-	(3,149,687)
Initial recognition of debenture warrants	-	824,427
Initial recognition of new warrants	-	1,230,226
Balance as of end of the period	4,902,786	9,007,907
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$4,902,786	$9,007,907

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the years ended December 31, 2024 and 2023:

	2024	2023
Balance as of beginning of period	$1,094,316	$1,555,037
Change in fair value	6,113,485	(399,066)
Loss from extinguished liability	2,895,140	-
Conversion to common stock and warrants	(3,149,687)	-
Initial recognition of debenture warrants	824,427	-
Initial recognition of new warrants	1,230,226	-
Extinguishment of conversion option	-	(61,655)
Balance as of end of the period	9,007,907	1,094,316
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$9,007,907	$1,094,316